NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Abstract]
NOTE 5 - FIXED ASSETS ANDLEASEHOLD IMPROVEMENTS - Leasehold Improvement
	May 31, 2022	August 31, 2021
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(158,475)	(118,573)
Property and equipment, net	$13,803	$53,705

	August 31, 2021	August 31, 2020
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	20,974
Total cost	172,278	167,278
Accumulated depreciation	(118,573)	(65,525)
Property and equipment, net	$53,705	$101,753